CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income (loss)	$ 580	$ 434	$ 1,203
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	168	0	0
Foreign currency translation	163	13	(422)
Net investment and cash flow hedges	(245)	(132)	72
Equity accounted investments	6	0	(1)
Taxes on the above items	(70)	13	(8)
Reclassification to profit or loss	85	18	0
Other comprehensive income that will be reclassified to profit or loss, net of tax	107	(88)	(359)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	(139)	(122)	(70)
Fair value through other comprehensive income	100	10	35
Taxes on the above items	4	2	6
OCI	72	(198)	(388)
Comprehensive income (loss)	652	236	815
Attributable to:
Limited partners	(55)	11	1
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	(47)	16	1
Special Limited Partners	0	0	278
Interest of others in operating subsidiaries	$ 754	$ 209	$ 535